LOANS (Details 1) - Loans Receivable - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 971,050	$ 1,663,521
Current Loans	425,149,994	404,607,505
Total	$ 426,121,044	$ 406,271,026
Accruing Loans 90 or More Days Past Due
Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 736,264	$ 1,548,408
Current Loans	318,461,565	315,441,335
Total	$ 319,197,829	$ 316,989,743
Accruing Loans 90 or More Days Past Due
Real estate loans | One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 624,558	$ 1,418,378
Current Loans	110,168,152	116,173,444
Total	$ 110,792,710	$ 117,591,822
Accruing Loans 90 or More Days Past Due
Real estate loans | Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Current Loans	$ 41,182,067	$ 41,391,862
Total	$ 41,182,067	$ 41,391,862
Accruing Loans 90 or More Days Past Due
Real estate loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 111,706	$ 130,030
Current Loans	153,522,720	129,285,284
Total	$ 153,634,426	$ 129,415,314
Accruing Loans 90 or More Days Past Due
Real estate loans | Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Current Loans	$ 13,588,626	$ 28,590,745
Total	$ 13,588,626	$ 28,590,745
Accruing Loans 90 or More Days Past Due
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 87,254	$ 25,095
Current Loans	89,656,257	73,959,772
Total	$ 89,743,511	$ 73,984,867
Accruing Loans 90 or More Days Past Due
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 147,532	$ 90,018
Current Loans	17,032,172	15,206,398
Total	$ 17,179,704	$ 15,296,416
Accruing Loans 90 or More Days Past Due
Consumer | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 147,032	$ 90,018
Current Loans	13,508,976	13,433,967
Total	$ 13,656,008	$ 13,523,985
Accruing Loans 90 or More Days Past Due
Consumer | Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 500
Current Loans	3,523,196	$ 1,772,431
Total	$ 3,523,696	$ 1,772,431
Accruing Loans 90 or More Days Past Due
Loans 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 389,604	$ 985,335
Loans 30-59 Days Past Due | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	331,479	943,405
Loans 30-59 Days Past Due | Real estate loans | One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 331,479	$ 843,185
Loans 30-59 Days Past Due | Real estate loans | Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 30-59 Days Past Due | Real estate loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		$ 100,220
Loans 30-59 Days Past Due | Real estate loans | Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 30-59 Days Past Due | Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 30-59 Days Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 58,125	$ 41,930
Loans 30-59 Days Past Due | Consumer | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	57,625	$ 41,930
Loans 30-59 Days Past Due | Consumer | Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	500
Loans 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	259,240	$ 192,060
Loans 60-89 Days Past Due | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	259,240	166,965
Loans 60-89 Days Past Due | Real estate loans | One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 259,240	$ 166,965
Loans 60-89 Days Past Due | Real estate loans | Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 60-89 Days Past Due | Real estate loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 60-89 Days Past Due | Real estate loans | Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 60-89 Days Past Due | Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		$ 25,095
Loans 60-89 Days Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 60-89 Days Past Due | Consumer | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 60-89 Days Past Due | Consumer | Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 90 or More Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 322,206	$ 486,126
Loans 90 or More Days Past Due | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	145,545	438,038
Loans 90 or More Days Past Due | Real estate loans | One-to-four family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 33,839	$ 408,228
Loans 90 or More Days Past Due | Real estate loans | Multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 90 or More Days Past Due | Real estate loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 111,706	$ 29,810
Loans 90 or More Days Past Due | Real estate loans | Construction and land
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans
Loans 90 or More Days Past Due | Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 87,254
Loans 90 or More Days Past Due | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	89,407	$ 48,088
Loans 90 or More Days Past Due | Consumer | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 89,407	$ 48,088
Loans 90 or More Days Past Due | Consumer | Automobile and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans